Stock Options and Restricted Share Units (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Stock Options and Restricted Share Units [Line Items]
Granted of restricted stock units	2,444,000	[1]	77,232	[2]	1,449,250	[3]
Share based compensation	$ 1,748,506		$ 1,620,777		$ 3,296,238
Restricted Share Units (RSUs) [Member]
Stock Options and Restricted Share Units [Line Items]
Granted of restricted stock units	2,444,000		77,232		1,449,250
Grant date fair value	$ 4,880,453		$ 120,386		$ 5,725,262
Stock options [Member]
Stock Options and Restricted Share Units [Line Items]
Percentage of issued and outstanding	10.00%
Restricted Share Units (RSUs) [Member]
Stock Options and Restricted Share Units [Line Items]
Share based compensation	$ 1,748,506		$ 1,620,777

[1]	During the year ended December 31, 2024, the Company granted 2,444,000 RSUs officers, directors, employees and advisors. These RSUs vest one-third on each of the first, second and third anniversaries of the date of grant. The grant date fair value of the RSUs was $4,880,453, which was measured based on the quoted price of the Company’s shares on the date of grant.
[2]	During the year ended December 31, 2023, the Company granted 77,232 RSUs to advisors. These RSUs vest one year from the date of grant. The grant date fair value of the RSUs was $120,386.
[3]	During the year ended December 31, 2022, the Company granted 1,449,250 RSUs to officers, directors, employees and advisors. These RSUs vest one-third on each of the first, second and third anniversaries of the date of grant. The grant date fair value of the RSUs was $5,725,262.